Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Building	10 years
Office Equipment	5 years
Electronic equipment	3 to 5 years
Vehicles	4 years
Machinery Equipment	10 years
Building Improvement	10 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the years ended December 31, 2024, 2023 and 2022 are as follows:
	Years ended December 31,
	2024	2023	2022
Revenue from sales of injection molding machine-dedicated manipulator arms and installation and warranty services	$10,328,959	$9,815,219	$6,181,009
Revenue from sales of accessories of manipulator arms	1,437,989	998,034	137,209
Revenue from sales of raw materials and scraps of manipulator arms	3,934,593	1,662,923	222,826
Revenue from installation services	95,442	134,697	111,264
Total revenue	$15,796,983	$12,610,873	$6,652,308